Citigroup Mortgage Loan Trust 2025-4 ABS-15G

Exhibit 99.1 - Schedule 2(a)

Loan Level Exception - Final Grades (Loan Grades)
Run Date - 9/10/2025 11:50:08 AM

																													FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Edgar Loan ID	Customer Loan ID	Seller Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	CMLTI 2025-4-100106	XXXX	XXXX	XXXX	XXXX	$726,200.00	TX	XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 22,840.00 on Final Closing Disclosure provided on XXXX are overdisclosed. (Final/XXXX)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Closing Disclosure provided on XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: File is Construction to Permanent with 12 months only qualification.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: File is Construction to Permanent with 12 months only qualification.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: File is Construction to Permanent with 12 months only qualification.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: File is Construction to Permanent with 12 months only qualification.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: File is Construction to Permanent with 12 months only qualification.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - XXXX Construction Permanent: File is Construction to Permanent with 12 months only qualification.	REVIEWER - WAIVED COMMENT (2025-04-22): EV2
REVIEWER - WAIVED COMMENT (2025-04-22): EV2
REVIEWER - WAIVED COMMENT (2025-04-22): EV2
REVIEWER - WAIVED COMMENT (2025-04-22): EV2
REVIEWER - WAIVED COMMENT (2025-04-22): EV2
REVIEWER - WAIVED COMMENT (2025-04-22): EV2
REVIEWER - WAIVED COMMENT (2025-04-22): EV2	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - XXXX Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	CMLTI 2025-4-100126	XXXX	XXXX	XXXX	XXXX	$305,250.00	MD	XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX, Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX XXXX LLC/S-Corp)	Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B